Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenue	$ 16,159	$ 378	$ 333
Other income	1,350	4,087	10,507
Total Income	17,509	4,465	10,840
Expenses
Royalties and licence fees	(609)	(451)	(272)
Research and development	(3,104)	(6,890)	(6,925)
Employee benefits expense	(5,025)	(5,094)	(5,015)
Share-based expense	(939)	(434)	(386)
Travel related costs	(350)	(468)	(629)
Consultants costs	(662)	(783)	(976)
Occupancy costs	(648)	(587)	(550)
Depreciation	(221)	(194)	(217)
Corporate expenses	(1,884)	(1,360)	(1,540)
Foreign exchange realized loss	(106)	(39)	(98)
Foreign exchange unrealized loss		(5)	(168)
Change in market value of listed investment	(28)	(41)
Net loss on disposal of fixed assets	(9)	(1)	(7)
Total Expenses	(13,585)	(16,347)	(16,783)
Finance Income	170	242	253
Profit/(Loss) before income tax	4,094	(11,640)	(5,690)
Income tax	0	0	0
Profit/(Loss) after income tax for the year attributable to the owners of Benitec Biopharma Limited	4,094	(11,640)	(5,690)
Other comprehensive income/(loss)
Foreign currency translation gain/( loss)	(117)	(63)	34
Total comprehensive Profit/(Loss) for the year attributable to the owners of Benitec Biopharma Limited	$ 3,977	$ (11,703)	$ (5,656)
Basic earnings income/(loss) cents per share	$ 0.0159	$ (0.0553)	$ (0.0324)
Diluted earnings income/(loss) cents per share	$ 0.0159	$ (0.0553)	$ (0.0324)